Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com



October 3, 2005

VIA EDGAR

Filing Room
U.S. Securities and Exchange Commission
100 F Street, NE
Judiciary Plaza
Washington, DC  20549

Re:      The Nevis Fund, Inc. (File Nos. 333-47467 and 811-08689)
         Filing Pursuant to 497(j)
         -----------------------------------------------------------------------


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of The Nevis Fund, Inc. (the "Fund") that the Prospectus and Statement of Additional Information dated October 1, 2005 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 9, filed electronically on September 28, 2005.

Please do not hesitate to contact me at 215.963.4790 or Kathleen M. Long at
202.739.5391 should you have any questions.


Sincerely,


/s/ Richard W. Grant
Richard W. Grant